Consolidated Statement of Shareholder's Equity (USD $) In Millions, except Share data	Total USD ($)	Predecessor [Member] USD ($)	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member] USD ($)	Predecessor [Member] Retained Earnings (Accumulated Deficit) [Member] USD ($)	Predecessor [Member] Accumulated Other Comprehensive (Loss) Income [Member] USD ($)	Successor [Member] USD ($)	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member] USD ($)	Successor [Member] Retained Earnings (Accumulated Deficit) [Member] USD ($)	Successor [Member] Accumulated Other Comprehensive (Loss) Income [Member] USD ($)
Balance, at Dec. 31, 2009		$ 246.0		$ 157.0	$ 98.0	$ (9.0)
Shares, Outstanding at Dec. 31, 2009			100
Net (loss) income		114.2			114.2
Other comprehensive (loss) income, net of tax		9.8				9.8
Dividends declared to parent		(31.2)			(31.2)
Balance, at Dec. 31, 2010		338.8		157.0	181.0	0.8
Shares, Outstanding at Dec. 31, 2010			100
Net (loss) income		29.2			29.2
Other comprehensive (loss) income, net of tax		(5.4)				(5.4)
Dividends declared to parent		(61.3)			(61.3)
Balance, at Dec. 21, 2011		301.3		157.0	148.9	(4.6)
Shares, Outstanding at Dec. 21, 2011			100
Change in ownership							(301.3)		(157.0)	(148.9)	4.6
Allocation of equity consideration from MacAndrews Acquisition							142.2		142.2
Faneuil balances at date of common control							11.1		3.3	7.8
Net (loss) income							(5.9)			(5.9)
Other comprehensive (loss) income, net of tax							(0.1)				(0.1)
Balance, at Dec. 31, 2011	147.3						147.3		145.5	1.9	(0.1)
Shares, Outstanding at Dec. 31, 2011								100
Net (loss) income							(35.0)			(35.0)
Other comprehensive (loss) income, net of tax							(0.2)				(0.2)
Acquisition of business from parent							(33.8)		(33.8)
Elimination of Faneuil acquired balances							(36.2)		(28.7)	(7.5)
Capital contribution from parent							25.4		25.4
Dividends declared to parent							(32.3)		(32.3)
Balance, at Dec. 31, 2012	$ 35.2						$ 35.2		$ 76.1	$ (40.6)	$ (0.3)
Shares, Outstanding at Dec. 31, 2012								100